Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	5.40981%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,448,882.06

Principal:
Principal Collections	$33,325,207.71
Prepayments in Full	$15,633,795.11
Liquidation Proceeds	$3,611.53
Recoveries	$0.00
Sub Total	$48,962,614.35
Collections	$55,411,496.41

Purchase Amounts:
Purchase Amounts Related to Principal	$414,326.56
Purchase Amounts Related to Interest	$1,528.05
Sub Total	$415,854.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,827,351.02

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,827,351.02
Servicing Fee	$1,368,022.65	$1,368,022.65	$0.00	$0.00	$54,459,328.37
Interest - Class A-1 Notes	$1,196,883.39	$1,196,883.39	$0.00	$0.00	$53,262,444.98
Interest - Class A-2a Notes	$1,080,000.00	$1,080,000.00	$0.00	$0.00	$52,182,444.98
Interest - Class A-2b Notes	$1,141,319.64	$1,141,319.64	$0.00	$0.00	$51,041,125.34
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$49,192,667.01
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$48,918,667.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,918,667.01
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$48,744,977.01
Second Priority Principal Payment	$9,914,288.12	$9,914,288.12	$0.00	$0.00	$38,830,688.89
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$38,830,688.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,830,688.89
Regular Principal Payment	$272,476,832.30	$38,830,688.89	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,827,351.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,914,288.12
Regular Principal Payment					$38,830,688.89
Total					$48,744,977.01

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$48,744,977.01	$147.71	$1,196,883.39	$3.63	$49,941,860.40	$151.34
Class A-2a Notes	$0.00	$0.00	$1,080,000.00	$3.60	$1,080,000.00	$3.60
Class A-2b Notes	$0.00	$0.00	$1,141,319.64	$4.66	$1,141,319.64	$4.66
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$48,744,977.01	$30.87	$5,714,351.36	$3.62	$54,459,328.37	$34.49

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$282,391,120.42	0.8557307	$233,646,143.41	0.7080186
Class A-2a Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-2b Notes	$245,000,000.00	1.0000000	$245,000,000.00	1.0000000
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,531,331,120.42	0.9698476	$1,482,586,143.41	0.9389756

Pool Information
Weighted Average APR	4.739%	4.745%
Weighted Average Remaining Term	56.36	55.56
Number of Receivables Outstanding	42,443	41,673
Pool Balance	$1,641,627,183.78	$1,592,219,152.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,535,553,449.04	$1,489,846,832.30
Pool Factor	0.9720700	0.9428136

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$102,372,320.65
Targeted Overcollateralization Amount	$133,951,277.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,633,009.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$31,089.92
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$31,089.92
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0227%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0231%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		80	$31,432.25
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$31,432.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0019%

Average Realized Loss for Receivables that have experienced a Realized Loss			$392.90
Average Net Loss for Receivables that have experienced a Realized Loss			$392.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.41%	152	$6,574,540.88
61-90 Days Delinquent	0.04%	12	$559,337.72
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.45%	164	$7,133,878.60

Repossession Inventory:
Repossessed in the Current Collection Period		8	$408,881.90
Total Repossessed Inventory		8	$408,881.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0047%
Current Collection Period			0.0288%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0351%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	114	$5,616,141.61
2 Months Extended	178	$8,821,046.60
3+ Months Extended	26	$1,109,432.28

Total Receivables Extended	318	$15,546,620.49
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer